Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Current assets:
Cash	$ 86,542	$ 746,940	$ 746,940	$ 2,266,639
Inventory	1,382,938	1,414,848	1,414,848	1,093,765
Prepaid expenses and other current assets	90,538	436,407	436,407	307,341
Assets, Current	1,560,018	2,598,195	2,598,195	3,667,745
Long-term assets:
Property and equipment, net	728	2,044	2,044	5,240
Other assets	3,500	3,500	3,500	3,500
Total long-term assets	4,228	5,544	5,544	8,740
Total assets	1,564,246	2,603,739	2,603,739	3,676,485
Current liabilities:
Accounts payable	2,471,162	1,328,000	1,328,000	408,083
Shareholder advances	50,000	0
Shareholder and Third-Party Advances related to Bridge Financing	690,015	0
Accrued expenses and other liabilities	200,522	318,505	318,505	319,464
Current portion of Series 1 convertible notes			550,000	0
Current portion of accrued interest	820,509	127,781	127,781	0
Current portion of derivative liability	0	748,275	748,275	1,000,000
Total current liabilities	9,579,274	3,320,494	3,320,494	1,727,547
Long-term liabilities:
Senior secured convertible notes, net of discount and issuance costs				0
Accrued interest	0	204,575	204,575	167,137
Derivative liability	0	459,200	459,200	1,207,475
Total long-term liabilities	0	3,476,048	3,476,048	2,974,612
Total liabilities	9,579,274	6,796,542	6,796,542	4,702,159
Stockholders’ equity (deficit):
Common stock, $0.001 par value, 800,000,000 shares authorized as of September 30, 2022 and 2021, 249,886,370 and 237,169,770 shares issued as of September 30, 2022 and 2021, and 249,936,370 and 236,719,770 outstanding as of September 30, 2022 and 2021	1,285	1,252	1,249	1,184
Additional paid-in capital	51,582,100	50,878,718	50,878,721	48,770,061
Accumulated deficit	(59,598,413)	(55,072,773)	(55,072,773)	(49,796,919)
Total stockholders’ deficit	(8,015,028)	(4,192,803)	(4,192,803)	(1,025,674)
Total liabilities and stockholders’ deficit	1,564,246	2,603,739	2,603,739	3,676,485
Insurance Premium Financing [Member]
Current liabilities:
Insurance premium financing	0	247,933	247,933	0
Convertible Notes Payable Series One [Member]
Current liabilities:
Current portion of Series 1 convertible notes	550,000	550,000
Long-term liabilities:
Series 1 convertible notes			0	550,000
Convertible Notes Payable Series Two [Member]
Current liabilities:
Current portion of Series 1 convertible notes	450,000
Long-term liabilities:
Series 1 convertible notes	0	450,000	450,000	$ 1,050,000
Unsecured Convertible Notes [Member]
Current liabilities:
Current portion of Series 1 convertible notes	1,401,618	0
Long-term liabilities:
Senior secured convertible notes, net of discount and issuance costs	0	699,781
Senior Secured Convertible Notes [Member]
Current liabilities:
Current portion of Series 1 convertible notes	2,945,448	0
Long-term liabilities:
Senior secured convertible notes, net of discount and issuance costs	$ 0	$ 1,662,492	$ 2,362,273